Investments in subsidiaries, associates and joint ventures	12 Months Ended
Dec. 31, 2020
Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures

14.   Investments in subsidiaries, associates and joint ventures

a) Investment information

			Investments in associates and joint ventures		Equity results in the income statement			Dividends received
					Year ended December 31,			Year ended December 31,
Associates and joint ventures	% ownership	% voting capital	December 31, 2020	December 31, 2019	2020	2019	2018	2020	2019	2018
Ferrous minerals
Baovale Mineração S.A.	50.00	50.00	20	25	1	4	5	—	—	1
Companhia Coreano-Brasileira de Pelotização	50.00	50.00	48	88	8	48	69	34	62	32
Companhia Hispano-Brasileira de Pelotização (i)	50.89	50.89	43	70	11	37	55	27	50	23
Companhia Ítalo-Brasileira de Pelotização (i)	50.90	51.00	44	65	10	30	60	23	54	32
Companhia Nipo-Brasileira de Pelotização (i)	51.00	51.11	121	150	8	84	126	32	92	67
MRS Logística S.A.	48.16	46.75	398	496	34	50	72	22	29	27
Samarco Mineração S.A. (note 24)	50.00	50.00	—	—	—	—	—	—	—	—
VLI S.A.	29.60	29.60	480	812	(22)	1	30	2	9	7
Zhuhai YPM Pellet Co.	—	—	—	23	—	—	—	—	—	—
			1,154	1,729	50	254	417	140	296	189
Base metals
Korea Nickel Corp.	25.00	25.00	18	14	—	—	1	—	—	—
			18	14	—	—	1	—	—	—
Coal
Henan Longyu Energy Resources Co., Ltd.	—	—	—	—	—	(2)	16	—	—	—
Nacala Corridor Holding Netherlands B.V.	50.00	50.00	—	—	—	—	—	—	—	—
			—	—	—	(2)	16	—	—	—
Others
Aliança Geração de Energia S.A.(i)	55.00	55.00	367	470	28	31	25	24	28	25
Aliança Norte Energia Participações S.A.(i)	51.00	51.00	117	160	(8)	4	15	—	—	—
California Steel Industries, Inc.	50.00	50.00	234	242	(7)	23	77	—	29	31
Companhia Siderúrgica do Pecém	50.00	50.00	—	—	(131)	(69)	(243)	—	—	—
Mineração Rio do Norte S.A.	40.00	40.00	71	97	(3)	15	2	9	—	—
Others			70	86	(48)	(28)	(5)	—	—	—
			859	1,055	(169)	(24)	(129)	33	57	56
Total			2,031	2,798	(119)	228	305	173	353	245

(i) Although the Company held a majority of the voting capital, the entities are accounted under the equity method due to the stockholders' agreement where relevant decisions are shared with other parties.

The significant associates and joint ventures of the Company are located in Brazil.

b) Movements during the year

	2020	2019
Balance at January 1,	2,798	3,225
Additions and Capitalizations (i)	131	76
Disposals (ii)	(250)	—
Translation adjustment	(542)	(111)
Equity results in income statement	(119)	228
Results from sales on equity interest (ii)	106	—
Equity results in statement of comprehensive income	(2)	(4)
Fair value adjustment (iii)	(10)	(163)
Dividends declared	(128)	(326)
Transfer to assets held for sale (iii)	—	(152)
Others	47	25
Balance at December 31,	2,031	2,798

(i)	In 2020, refers mainly to Companhia Siderúrgica do Pecém's capital increase.
(ii)	In 2020, refers to the exercise of the call option of VLI's share (note 15).
(iii)	In 2019, refers to fair value adjustment of the investment in Henan Longyu Energy Resources Co., Ltd., which was reclassified and presented as held for sale (note 15).

The amount of investments by segments are presented in note 4(b).

c) Summarized financial information

The summarized financial information about relevant associates and joint ventures for the Company are as follow. The stand-alone financial statements of those entities may differ from the financial information reported herein, which is prepared considering Vale’s accounting policies. The summarized financial information about Samarco is presented in note 24.

	December 31, 2020
							Nacala
	Aliança Geração	Aliança					Corridor Holding
	de Energia	Norte Energia	CSI	CSP (i)	Pelletizing (ii)	MRS Logística	Netherlands B.V. (i)	VLI S.A.
Current assets	138	—	336	346	300	412	524	614
Non-current assets	711	229	344	2,234	258	1,701	4,349	3,737
Total assets	849	229	680	2,581	558	2,113	4,874	4,351

Current liabilities	48	—	63	737	53	389	573	607
Non-current liabilities	134	—	148	2,623	—	898	4,684	2,123
Total liabilities	182	—	211	3,360	53	1,286	5,257	2,729
Stockholders' equity	668	229	469	(779)	504	827	(383)	1,622

Net revenue	186	—	665	1,176	104	640	611	1,011
Net income (loss)	51	(15)	(14)	(835)	73	70	(87)	(59)

	December 31, 2019
							Nacala
	Aliança Geração	Aliança					Corridor Holding
	de Energia	Norte Energia	CSI	CSP (i)	Pelletizing (ii)	MRS Logística	Netherlands B.V.(i)	VLI S.A.

Current assets	215	—	481	438	720	490	384	805
Non-current assets	880	314	344	2,960	315	2,196	4,505	4,507
Total assets	1,095	314	825	3,398	1,035	2,686	4,889	5,312

Current liabilities	99	—	186	985	297	415	516	773
Non-current liabilities	142	—	155	2,675	2	1,242	4,671	2,380
Total liabilities	241	—	341	3,660	299	1,657	5,187	3,153
Stockholders' equity	854	314	484	(262)	736	1,029	(298)	2,159

Net revenue	257	—	997	1,393	583	759	782	1,238
Net income (loss)	57	8	46	(412)	392	103	(49)	2

(i)   The joint ventures and its results are accounted for under the equity method, in which the accumulated losses are capped to the Company’s interest in the investee’s capital based on the applicable law and requirements. That is, after the investment is reduced to zero, the Company does not recognize any further losses nor liabilities associated with the investee.

(ii)   Aggregate entity information: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, Companhia Nipo-Brasileira de Pelotização.

d) Subsidiaries

The significant consolidated entities in each business segment are as follows:

					% Noncontrolling
	Location	Main activity /Business	% Ownership	% Voting capital	interest
Direct and indirect subsidiaries
Companhia Portuária da Baía de Sepetiba	Brazil	Iron ore	100.0%	100.0%	0.0%
Ferrous Resource Limited	Isle of Man	Iron Ore	100.0%	100.0%	0.0%
Mineração Corumbaense Reunida S.A.	Brazil	Iron ore and manganese	100.0%	100.0%	0.0%
Minerações Brasileiras Reunidas S.A. (“MBR”)	Brazil	Iron ore	100.0%	100.0%	0.0%
New Steel Global	Netherlands	Iron ore	100.0%	100.0%	0.0%
Salobo Metais S.A.	Brazil	Copper	100.0%	100.0%	0.0%
PT Vale Indonesia	Indonesia	Nickel	44.3%	44.3%	55.7%
Vale Holdings B.V	Netherlands	Holding and research	100.0%	100.0%	0.0%
Vale Canada Limited	Canada	Nickel	100.0%	100.0%	0.0%
Vale International S.A.	Switzerland	Trading and holding	100.0%	100.0%	0.0%
Vale Malaysia Minerals Sdn. Bhd.	Malaysia	Iron ore	100.0%	100.0%	0.0%
Vale Manganês S.A.	Brazil	Manganese and ferroalloys	100.0%	100.0%	0.0%
Vale Moçambique S.A.	Mozambique	Coal	80.7%	80.7%	19.3%
Vale Nouvelle Caledonie S.A.S.	New Caledonia	Nickel	95.0%	95.0%	5.0%
Vale Newfoundland & Labrador Ltd	Canada	Nickel	100.0%	100.0%	0.0%
Vale Oman Distribution Center LLC	Oman	Iron ore and pelletizing	100.0%	100.0%	0.0%
Vale Oman Pelletizing Company LLC	Oman	Pelletizing	70.0%	70.0%	30.0%
Vale Shipping Holding Pte. Ltd.	Singapore	Iron ore	100.0%	100.0%	0.0%

On April 30, 2020 the incorporation of the wholly owned subsidiary Ferrous Resources do Brasil S.A. was approved at the General Shareholders' Meeting.

e) Noncontrolling interest

Summarized financial information

The summarized financial information, prior to the eliminations of the intercompany balances and transactions, about subsidiaries with material noncontrolling interest are as follow. The stand-alone financial statements of those entities may differ from the financial information reported herein, which is prepared considering Vale’s accounting policies.

	December 31, 2020
			Vale
	PTVI	VNC	Moçambique S.A.	Others	Total
Current assets	595	2	352	—
Non-current assets	1,881	—	168	—
Related parties-Stockholders	61	49	29	—
Total assets	2,537	51	549	—
Current liabilities	162	—	341	—
Non-current liabilities	53	—	98	—
Related parties-Stockholders	—	281	12,185	—
Total liabilities	215	281	12,624	—
Stockholders' equity	2,322	(230)	(12,075)	—
Equity attributable to noncontrolling interests	1,292	(12)	(2,330)	127	(923)
Net income (loss)	84	(669)	(1,804)	—
Net income (loss) attributable to noncontrolling interests	35	(33)	(348)	(3)	(350)
Dividends paid to noncontrolling interests (i)	—	—	—	14	14

(i)    Dividends paid to others noncontrolling interests relates to Vale Oman Pelletizing

	December 31, 2019

			Vale
	PTVI	VNC	Moçambique S.A.	Others	Total
Current assets	462	169	188
Non-current assets	1,630	604	199
Related parties-Stockholders	84	34	29
Total assets	2,176	807	416
Current liabilities	140	199	320
Non-current liabilities	61	236	147
Related parties-Stockholders	—	344	10,221
Total liabilities	201	779	10,688
Stockholders' equity	1,975	28	(10,272)
Equity attributable to noncontrolling interests	806	1	(1,982)	101	(1,074)
Net income (loss)	67	(2,055)	(3,183)
Net income (loss) attributable to noncontrolling interests	27	(103)	(613)	192	(497)
Dividends paid to noncontrolling interests (i)	—	—	—	184	184

(i)   Dividends paid to noncontrolling interests relates to US$162 to Minerações Brasileiras Reunidas and US$21 to Vale Oman Pelletizing.

	December 31, 2018

				Vale
	MBR	PTVI	VNC	Moçambique S.A.	Others	Total
Net income (loss)	434	58	351	(985)
Net income (loss) attributable to noncontrolling interests	174	24	18	(190)	10	36
Dividends paid to noncontrolling interests (i)	168	—	—	—	14	182

(i)   Dividends paid to others noncontrolling interests relates to Vale Oman Pelletizing

Accounting policy

Consolidation and investments in associates and joint ventures-The financial statements reflect the assets, liabilities and transactions of the Parent Company and its direct and indirect controlled entities (“subsidiaries”). The subsidiaries are consolidated when the Company is exposed or has rights to variable returns from its involvement with the investee and has the ability to direct the significant activities of the investee. Intercompany balances and transactions, which include unrealized profits, are eliminated.

Joint arrangements are all entities over which the Company has shared control with one or more parties. Joint arrangement investments are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor. The joint operations are recorded in the financial statements to represent the Company's contractual rights and obligations.

Interests in joint ventures are accounted for using the equity method, after initially being recognized at cost. The Company investment in joint ventures includes the goodwill identified in the acquisition, net of any impairment loss.

The Company interest in the profits or losses of its joint ventures is recognized in the income statement and participation in the changes in reserves is recognized in the Company's reserves. When the Company's interest in the losses of an associate or joint venture is equal to or greater than the carrying amount of the investment, including any other receivables, the Company does not recognize additional losses, unless it has incurred obligations or made payments on behalf of the joint venture.

Unrealized gains on downstream or upstream transactions between the Company and its associates and joint ventures are eliminated proportionately to the Company’s interest.

Investments held by other investors in Vale’s subsidiaries are classified as noncontrolling interests (“NCI”). The Company treats transactions with noncontrolling interests as transactions with equity owners of the Company. For purchases or disposals from noncontrolling interests, the difference between the consideration paid and the proportion acquired of the carrying value of net assets of the subsidiary is directly recorded in stockholders’ equity in “Acquisitions and disposal of noncontrolling interest”.

Translation from the functional currency to the presentation currency-The income statement and statement of financial position of the subsidiaries for which the functional currency is different from the presentation currency are translated into the presentation currency as follows: (i) assets, liabilities and stockholders’ equity, except for the  components described in item (iii) are translated at the closing rate at the statement of financial position date; (ii) income and expenses are translated at the average exchange rates, except for specific significant transactions that, are translated at the rate at the transaction date and; (iii) capital, capital reserves and treasury stock are translated at the rate at each transaction date. All resulting exchange differences are recognized directly in the comprehensive income as “translation adjustments”. When a foreign operation is disposed of or sold, foreign exchanges differences that were recognized in equity are recognized in the income of statement.

Critical accounting estimates and judgments

Judgment is required in some circumstances to determine whether after considering all relevant factors, the Company has either control, joint control or significant influence over an entity. Significant influence includes situations of collective control.

The Company holds the majority of the voting capital in five joint arrangements (Aliança Geração de Energia S.A., Aliança Norte Energia Participações S.A., Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização), but management have concluded that the Company does not have a sufficiently dominant voting interest to have the power to direct the activities of these entities. As a result, these entities are accounted under equity method due to shareholder’s agreements where relevant decisions are shared with other parties.